10. PROPERTY, PLANT AND EQUIPMENT: Schedule of depreciation capitalized to inventory (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of depreciation capitalized to inventory

	Land	Building and Improve- ments	Machinery and equipment	Total

Cost
Balances, December 31, 2018	$-	$-	$-	$-
Additions	-	-	12,745	12,745
Disposals	-	-	-	-
Balance, December 31, 2019	$-	$-	$12,745	$12,745
Accumulated depreciation
Balances, December 31, 2018	$-	$-	$-	$-
Depreciation	-	-	1,898	1,898
Disposals	-	-	-	-
Balances, December 31, 2019	$-	$-	$1,898	$1,898
Balances, December 31, 2019	$-	$-	$10,847	$10,847